Supplement to the

Fidelity® Advisor Municipal Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

A Fund of Fidelity Advisor Series II

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 14.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

HIM/HIMIB-09-01  March 25, 2009
1.872066.102

Supplement to the

Fidelity® Advisor Strategic Income Fund

A Fund of Fidelity Advisor Series II

Class A, Class T, Class B, Class C, and Institutional Class

STATEMENT OF ADDITIONAL INFORMATION

February 28, 2009

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 22.

In addition to the exchange privileges listed in the fund's prospectus, the fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

The fund may terminate or modify its exchange privileges in the future.

SI/SIIB-09-01  March 25, 2009
1.869855.104

Supplement to the

Fidelity® Advisor Intermediate Bond Fund, Fidelity Advisor Mortgage Securities Fund,
Fidelity Advisor Short Fixed-Income Fund
Funds of Fidelity Advisor Series II
Class A, Class T, Class B, Class C, and Institutional Class

Fidelity Advisor Investment Grade Bond Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Investment Grade Bond Fund
A Fund of Fidelity Fixed-Income Trust

Fidelity Advisor Total Bond Fund
Class A, Class T, Class B, Class C, and Institutional Class
Classes of Fidelity Total Bond Fund
A Fund of Fidelity Income Fund

STATEMENT OF ADDITIONAL INFORMATION

October 30, 2008

The following information supplements similar information found in the "Buying, Selling, and Exchanging Information" section on page 19.

In addition to the exchange privileges listed in each fund's prospectus, each fund offers the privilege of moving between certain share classes of the same fund, as detailed below. Such transactions are subject to minimum investment limitations and other eligibility requirements of the applicable class of shares of a fund, and may be subject to applicable sales loads. An exchange between share classes of the same fund generally is a non-taxable event.

Class A: Shares of Class A may be exchanged for shares of the same Fidelity Advisor Fund: Institutional Class.

Class T: Shares of Class T may be exchanged for shares of the same Fidelity Advisor Fund: Class A (on a load-waived basis) or Institutional Class.

Class B: Shares of Class B may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Class C: Shares of Class C may be exchanged for shares of the same Fidelity Advisor Fund: Class A, Class T, or Institutional Class.

Institutional Class: Shares of Institutional Class may be exchanged for shares of the same Fidelity Advisor Fund: Class A if you are no longer eligible for Institutional Class.

Each fund may terminate or modify its exchange privileges in the future.

ACOM8B-09-01  March 25, 2009
1.842757.106